Accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Accounting Policies Abstract [Abstract]
Schedule of estimated effect on the consolidated equity attributable to the Group and on consolidated profit of a 1% change in the euro against the corresponding currency
The estimated effect on the consolidated equity attributable to Grupo Santander and on consolidated profit of a 1% appreciation of the euro against the corresponding currency is as follows:

EUR million
	Effect on consolidated equity			Effect on consolidated profit
Currency	2021	2020	2019	2021	2020	2019
US dollar	(133.3)	(123.6)	(161.3)	(8.6)	(4.1)	(3.5)
Chilean peso	(11.4)	(20.4)	(21.8)	(2.4)	(4.4)	(2.3)
Pound sterling	(105.9)	(107.9)	(189.2)	(2.3)	(1.2)	(3.9)
Mexican peso	(23.1)	(21.7)	(22.6)	(0.9)	(2.0)	(3.3)
Brazilian real	(80.8)	(75.0)	(71.6)	(15.4)	(12.6)	(10.4)
Polish zloty	(27.5)	(26.7)	(38.3)	(1.1)	(2.2)	(1.2)
Argentine peso	(10.7)	(7.9)	(6.9)	(2.5)	(1.8)	(1.2)
Similarly, the estimated effect on the Group’s consolidated equity and on consolidated profit of a 1% depreciation of the euro against the corresponding currency is as follows:

EUR million
	Effect on consolidated equity			Effect on consolidated profit
Currency	2021	2020	2019	2021	2020	2019
US dollar	136.0	126.1	164.6	8.8	4.2	3.5
Chilean peso	11.6	20.8	22.2	2.4	4.5	2.4
Pound sterling	108.0	110.1	193.0	2.3	1.2	4.0
Mexican peso	23.6	22.1	23.1	0.9	2.0	3.4
Brazilian real	82.4	76.5	73.1	15.7	12.8	10.6
Polish zloty	28.0	27.2	39.0	1.1	2.2	1.2
Argentine peso	11.0	8.0	7.0	2.6	1.8	1.3

Summary of fair values of financial assets and liabilities	The following table summarises the fair values, at the end of each of the years indicated, of the financial assets and liabilities listed below, classified according to the different valuation methodologies used by the Group to determine their fair value:

EUR million
	2021			2020			2019
	Published price quotations in active markets (level 1)	Internal Models (level 2 and 3)	Total	Published price quotations in active markets (level 1)	Internal Models (level 2 and 3)	Total	Published price quotations in active markets (level 1)	Internal Models (level 2 and 3)	Total
Financial assets held for trading	39,678	77,275	116,953	46,379	68,566	114,945	44,581	63,649	108,230
Non-trading financial assets mandatorily at fair value through profit or loss	2,398	3,138	5,536	1,756	2,730	4,486	1,530	3,381	4,911
Financial assets designated at fair value through profit or loss	2,113	13,844	15,957	2,509	46,208	48,717	2,572	59,497	62,069
Financial assets at fair value through other comprehensive income	77,749	30,289	108,038	91,771	29,182	120,953	103,089	22,619	125,708
Hedging derivatives (assets)	—	4,761	4,761	—	8,325	8,325	—	7,216	7,216
Financial liabilities held for trading	10,379	69,090	79,469	9,863	71,304	81,167	9,781	67,358	77,139
Financial liabilities designated at fair value through profit or loss	3,620	29,113	32,733	2,118	45,920	48,038	1,484	59,511	60,995
Hedging derivatives (liabilities)	—	5,463	5,463	—	6,869	6,869	—	6,048	6,048
Liabilities under insurance or reinsurance contracts	—	770	770	—	910	910	—	739	739

Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3)
Set forth below are the financial instruments at fair value whose measurement was based on internal models (levels 2 and 3) at 31 December 2021, 2020 and 2019:

EUR million
	Fair values calculated using internal models at
	2021*
	Level 2	Level 3	Valuation techniques	Main assumptions
ASSETS	121,640	7,667
Financial assets held for trading	76,738	537
Central banks**	3,608	—	Present value method	Yield curves, FX market prices
Credit institutions**	10,397	—	Present value method	Yield curves, FX market prices
Customers**	6,829	—	Present value method	Yield curves, FX market prices
Debt and equity instruments	2,312	24	Present value method	Yield curves, FX market prices
Derivatives	53,592	513
Swaps	43,700	224	Present value method, Gaussian Copula	Yield curves, FX market prices, HPI, Basis, Liquidity
Exchange rate options	539	12	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	2,112	182	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate futures	409	—	Present value method	Yield curves, FX market prices
Index and securities options	439	41	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Liquidity
Other	6,393	54	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX and EQ market prices, Dividends, Correlation, HPI, Credit, Others
Hedging derivatives	4,761	—
Swaps	4,204	—	Present value method	Yield curves, FX market prices, Basis
Interest rate options	9	—	Black's Model	Yield curves, FX market prices, Volatility surfaces
Other	548	—	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX market prices, Credit, Liquidity, Others
Non-trading financial assets mandatorily at fair value through profit or loss	1,273	1,865
Equity instruments	415	1,231	Present value method	Market price, Interest rates curves, Dividends and Others
Debt instruments	589	366	Present value method	Yield curves
Loans and receivables	269	268	Present value method, swap asset model & CDS	Yield curves and Credit curves
Financial assets designated at fair value through profit or loss	13,426	418
Credit institutions	3,152	—	Present value method	Yield curves, FX market prices
Customers***	10,270	18	Present value method	Yield curves, FX market prices, HPI
Debt instruments	4	400	Present value method	Yield curves, FX market prices
Financial assets at fair value through other comprehensive income	25,442	4,847
Equity instruments	74	821	Present value method	Market price, Yield curves, Dividends and Others
Debt instruments	21,585	146	Present value method	Yield curves, FX market prices
Loans and receivables	3,783	3,880	Present value method	Yield curves, FX market prices and Credit curves

EUR million
	Fair values calculated using internal models at
	2021*
	Level 2	Level 3	Valuation techniques	Main assumptions
LIABILITIES	103,807	629
Financial liabilities held for trading	68,930	160
Central banks**	1,038	—	Present value method	Market price, Yield curves, Dividends and Others
Credit institutions**	6,488	—	Present value method	Yield curves, FX market prices
Customers	6,141	—	Present value method	Yield curves, FX market prices and Credit curves
Derivatives	53,234	160
Swaps	42,438	44	Present value method, Gaussian Copula	Yield curves, FX market prices, Basis, Liquidity, HPI
Exchange rate options	658	7	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Index and securities options	446	67	Black-Scholes Model	Yield curves, FX market prices
Interest rate options	2,720	26	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Futures on interest rate and variable income	184	—	Present value method	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI
Other	6,788	16	Present value method, Advanced stochastic volatility models	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI, Credit, Others
Short positions	2,029	—	Present value method	Yield curves ,FX & EQ market prices, Equity
Hedging derivatives	5,463	—
Swaps	4,149	—	Present value method	Yield curves ,FX & EQ market prices, Basis
Other	1,314	—	Present value method, Advanced stochastic volatility models and other	Yield curves , Volatility surfaces, FX market prices, Credit, Liquidity, Other
Financial liabilities designated at fair value through profit or loss	28,644	469	Present value method	Yield curves, FX market prices
Liabilities under insurance contracts	770	—	Present Value Method with actuarial techniques	Mortality tables and interest rate curves
*Level 2 internal models use data based on observable market parameters, while level 3 internal models use significant non-observable inputs in market data.
**Includes mainly short-term loans and reverse repurchase agreements with corporate customers (mainly brokerage and investment companies).
*** Includes, mainly, structured loans to corporate clients.

EUR million
	Fair values calculated using internal models at		Fair values calculated using internal models at
	2020*		2019*
	Level 2	Level 3	Level 2	Level 3	Valuation techniques
ASSETS	146,468	8,543	149,711	6,651
Financial assets held for trading	67,826	740	63,051	598
Credit institutions	3	—	—	—	Present Value method
Customers**	296	—	355	—	Present Value method
Debt and equity instruments	1,453	10	760	65	Present Value method
Derivatives	66,074	730	61,936	533
Swaps	54,488	272	51,594	182	Present Value method, Gaussian Copula
Exchange rate options	696	22	469	8	Black-Scholes Model
Interest rate options	3,129	241	3,073	177	Black's Model, advanced multifactor interest rate models
Interest rate futures	1,069	—	190	—	Present Value method
Index and securities options	554	94	1,164	95	Black's Model, advanced multifactor interest rate models
Other	6,138	101	5,446	71	Present Value method, Advanced stochastic volatility models and other
Hedging derivatives	8,325	—	7,216	—
Swaps	6,998	—	6,485	—	Present Value method
Interest rate options	25	—	25	—	Black’s Model
Other	1,302	—	706	—	Present Value method, Advanced stochastic volatility models and other
Non-trading financial assets mandatorily at fair value through profit or loss	1,796	934	1,780	1,601
Equity instruments	984	505	1,272	550	Present Value method
Debt securities issued	555	134	498	675	Present Value method
Loans and receivables	257	295	10	376	Present Value method, swap asset model & CDS
Financial assets designated at fair value through profit or loss	45,559	649	58,833	664
Central banks	9,481	—	6,474	—	Present Value method
Credit institutions	11,973	163	21,598	50	Present Value method
Customers	24,102	19	30,729	32	Present Value method
Debt instruments	3	467	32	582	Present Value method
Equity instruments	—	—	—	—	Present Value method
Financial assets at fair value through other comprehensive income	22,962	6,220	18,831	3,788
Equity instruments	75	1,223	98	407	Present Value method
Debt instruments	18,410	206	17,486	188	Present Value method
Loans and receivables	4,477	4,791	1,247	3,193	Present Value method

EUR million
	Fair values calculated using internal models at		Fair values calculated using internal models at
	2020*		2019*
	Level 2	Level 3	Level 2	Level 3	Valuation techniques
LIABILITIES	124,098	905	132,582	1,074
Financial liabilities held for trading	71,009	295	67,068	290
Derivatives	63,920	295	61,789	290
Swaps	51,584	81	49,927	115	Present Value method, Gaussian Copula***
Interest rate options	4,226	49	4,291	34	Black's Model, advanced multifactor interest rate models
Exchange rate options	724	1	658	1	Black-Scholes Model
Index and securities options	456	97	1,309	88	Black-Scholes Model
Interest rate and equity futures	1,054	2	20	2	Present Value method
Other	5,876	65	5,584	50	Present Value method, Advanced stochastic volatility models and other
Short positions	7,089	—	5,279	—	Present Value method
Hedging derivatives	6,869	—	6,048	—
Swaps	5,821	—	4,737	0	Present Value method
Interest rate options	13	—	10	—	Black’s Model
Other	1,035	—	1,301	—	Present Value method, Advanced stochastic volatility models and other
Financial liabilities designated at fair value through profit or loss	45,310	610	58,727	784	Present Value method
Liabilities under insurance contracts	910	—	739	—	Present Value method with actuarial techniques
*Level 2 internal models use data based on observable market parameters, while level 3 internal models use significant non-observable inputs in market data.
**Includes mainly short-term loans and reverse repurchase agreements with corporate customers (mainly brokerage and investment companies).

Schedule of effect on fair value of financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation	This effect was determined by applying the probable valuation ranges of the main unobservable inputs detailed in the following table:

2021
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Financial assets held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	36.30%	(0.50)	0.43
CCS	Discounted Cash Flows	Interest rate	(0.7)% - 0.7%	0.73%	(0.11)	0.11
CCS	Forward estimation	Interest rate	4bps - (4)bps	(0.09)%	(0.03)	0.03
Convertibility curve - inputs: NDFs Offshore	Forward estimation	Price	0% - 2%	0.61%	(0.65)	0.28
EQ Options	EQ option pricing model	Volatility	0% - 90%	61.20%	(0.24)	0.52
EQ Options	Local volatility	Volatility	10% - 90%	40.00%	(6.82)	6.82
FRAs	Asset Swap model	Interest rate	0% - 4%	1.78%	(0.91)	0.73
FX Options	FX option pricing model	Volatility	0% - 50%	32.14%	(0.28)	0.50
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	(50)% - 50%	50.00%	(0.56)	0.28
Inflation Derivatives	Volatility option model	Volatility	0% - 40%	13.29%	(0.47)	0.24
IR Futures	Asset Swap model	Interest rate	0% - 15%	5.91%	(1.09)	0.71
IR Options	IR option pricing model	Volatility	0% - 60%	36.28%	(0.20)	0.31
IRS	Asset Swap model	Interest rate	(6)% - 12.80%	10.36%	(0.07)	0.13
IRS	Discounted Cash Flows	Credit spread	103.10bps - 375.6bps	71.91%	(7.21)	4.16
IRS	Discounted Cash Flows	Inflation Swap Rate	(0.8)% - 6.5%	1.81%	(0.04)	0.01
IRS	Discounted Cash Flows	Swap Rate	7.7% - 8.2%	(2.87)%	(0.23)	0.10
IRS	Forward estimation	Interest rate	TIIE91 (8.98)bps - TIIE91 +11.12bps	n.a.	(0.27)	0.17
IRS	Forward estimation	Prepayment rate	6% - 12%	n.a.	—	—
IRS	Others	Others	0.05%	n.a.	(1.49)	—
IRS	Prepayment modelling	Prepayment rate	2.5% - 6.2%	0.44%	(0.09)	0.05
Property derivatives	Option pricing model	Growth rate	0% - 5%	2.50%	(2.62)	2.62
Swaptions	IR option pricing model	Volatility	0% - 40%	26.67%	(0.13)	0.27
Debt securities
Corporate debt	Price based	Market price	85% - 115%	15.00%	—	—
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 1.4%	0.66%	(0.26)	0.26
Mortgage portfolio	Black Scholes model	Growth rate	0%- 5%	2.50%	(1.9)	1.90
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 20%	9.88%	(1.23)	1.20
Government debt	Discounted Cash Flows	Discount curve	0% - 10%	8.33%	(4.14)	20.69
Other debt securities	Others	Inflation Swap Rate	0% - 10%	4.74%	(5.47)	4.92

2021
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Corporate debt	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	0.01	(0.56)	0.60
Property securities	Probability weighting	Growth rate	0% - 5%	2.50%	(1.19)	1.19
Equity instruments
Equities	Price Based	Price	90% - 110%	10.00%	(123.1)	123.10
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a.	n.a.	(19.84)	—
Loans	Discounted Cash Flows	Interest rate curve	(0.1)% - 0.1%	0.12%	(0.07)	0.07
Loans	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	1.00%	(13.12)	13.04
Loans	Forward estimation	Credit spread	77bps - 242bps	n.a.	—	—
Debt securities
Government debt	Discounted Cash Flows	Interest rate	0.6% - 0.8%	0.09%	(0.01)	0.01
Equity instruments
Equities	Price Based	Price	90% - 110%	10.00%	(82.13)	82.13
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	36.30%	(0.5)	0.43
Financial liabilities designated at fair value through profit or loss
Loans and advances to customers
Repos/Reverse repos	Asset Swap Repo Model	Long-term repo spread	n.a	n.a.	(0.36)	—

2020
Portfolio/ Instrument					Impacts (EUR million)
(Level 3)	Valuation technique	Main unobservable inputs	Range	Weighted average	Unfavourable scenario	Favourable scenario
Financial assets held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	31.55%	(0.07)	0.05
CCS	Discounted Cash Flows	Interest rate	(0.30)% - 0.66%	0.66%	—	0.20
Convertibility curve - NDFs Offshore	Forward estimation	Price	0% - 2%	0.61%	(0.72)	0.31
EQ Options	EQ option pricing model	Volatility	7.86% - 93.67%	48.37%	(1.46)	1.81
FRAs	Asset Swap model	Interest rate	0% - 5%	2.22%	(0.78)	0.63
FX Forward	Discounted Cash Flows	Swap Rate	(0.02)% - (0.30)%	0.11%	—	—
FX Options	FX option pricing model	Volatility	0% - 50%	32.14%	(0.39)	0.70
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	(100)% - 50%	83.33%	(0.63)	0.31
Inflation Derivatives	Volatility option model	Volatility	0% - 50%	16.67%	(0.47)	0.23
IR Futures	Asset Swap model	Interest rate	0% - 15%	0.94%	(0.94)	0.06
IR Options	IR option pricing model	Volatility	0% - 100%	19.05%	(0.27)	0.06
IRS	Asset Swap model	Interest rate	(6)% - 12.50%	10%	(0.08)	0.13
IRS	Discounted Cash Flows	Swap Rate	5.90% - 6.31%	2.26%	(0.01)	0.02
IRS	Discounted Cash Flows	Credit spread	78.97 bps - 202.37 bps	9.82 bps	(2.81)	1.29
IRS	Prepayment modelling	Prepayment rate	2.47% - 6.22%	0.06%	(0.12)	0.05
Property derivatives	Option pricing model	HPI Forward growth rate and HPI Spot rate	0% - 5%	2.50%	(17.82)	17.82
Swaptions	IR option pricing model	Volatility	0% - 50%	33.33%	(0.16)	0.31
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Repos / Reverse repos	Asset Swap Repo Model	Long-term repo spread	n/a	n/a	(0.18)	0.23
Mortgage portfolio	Black Scholes model	HPI Forward growth rate	0% - 5%	2.50%	(2.23)	2.23
Other loans	Present value method	Credit spreads	0.07% - 1.55%	0.74%	(0.35)	0.35
Debt securities
Government debt	Discounted Cash Flows	Interest rate	0% - 10%	8.33%	(0.78)	3.91
Other debt securities	Price based	Market Price	90% - 110%	10%	(0.15)	0.15
Property securities	Probability weighting	HPI Forward growth rate and HPI Spot rate	0% - 5%	2.50%	(7.24)	7.24
Non-trading financial assets mandatorily at fair value through profit or loss
Equity instruments
Equities	Price Based	Price	90% - 110%	10%	(50.47)	50.47
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n/a	n/a	(6.72)	—
Loans	Discounted Cash Flows	Interest rate curve	(0.15)% - 0.15%	0.15%	(0.09)	0.09
Other loans	Present value method	Credit spreads	0.15% - 0.53%	0.19%	(0.04)	0.04
Debt securities
Government debt	Discounted Cash Flows	Interest rate	1.1% - 1.3%	0.10%	—	—
Equity instruments
Equities	Price Based	Price	90% - 110%	10%	(122.14)	122.14
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	34.61%	(0.02)	0.01
EQ Options	Option pricing model	HPI Forward growth rate and HPI Spot rate	0% - 5%	2.50%	(6.35)	6.35

Schedule of changes in financial instruments classified as Level 3
Lastly, the changes in the financial instruments classified as Level 3 in 2021, 2020 and 2019 were as follows:

	01/01/2021	Changes						31/12/2021
EUR million	Fair value calculated using internal models (Level 3)	Purchases/ Issuances	Sales/Settlements	Changes in fair value recognised in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (level 3)
Financial assets held for trading	740	136	(124)	(181)	—	(15)	(19)	537
Debt instruments	7	20	(2)	(2)	—	—	(1)	22
Equity instruments	3	—	(1)	—	—	—	—	2
Trading derivatives	730	116	(121)	(179)	—	(15)	(18)	513
Swaps	272	5	(33)	(35)	—	33	(18)	224
Exchange rate options	22	14	(27)	3	—	—	—	12
Interest rate options	241	7	(39)	(27)	—	—	—	182
Index and securities options	94	18	(12)	(51)	—	(8)	—	41
Other	101	72	(10)	(69)	—	(40)	—	54
Financial assets at fair value through profit or loss	649	59	(120)	(11)	—	(163)	4	418
Credit entities	163	—	—	—	—	(163)	—	—
Loans and advances to customers	19	—	(2)	—	—	—	1	18
Debt instruments	467	59	(118)	(11)	—	—	3	400
Non-trading financial assets mandatorily at fair value through profit or loss	934	534	(251)	127	—	485	36	1,865
Customers	295	122	(149)	—	—	(3)	3	268
Debt instruments	134	206	(28)	28	—	17	9	366
Equity instruments	505	206	(74)	99	—	471	24	1,231
Financial assets at fair value through other comprehensive income	6,220	5,681	(6,588)	—	(228)	(241)	3	4,847
Loans and advances	4,791	5,597	(6,298)	—	(37)	(173)	—	3,880
Debt instruments	206	75	(25)	—	(43)	(68)	1	146
Equity instruments	1,223	9	(265)	—	(148)	—	2	821
TOTAL ASSETS	8,543	6,410	(7,083)	(65)	(228)	66	24	7,667
Financial liabilities held for trading	295	85	(42)	(138)	—	(21)	(19)	160
Trading derivatives	295	85	(42)	(138)	—	(21)	(19)	160
Swaps	81	4	(10)	(36)	—	3	2	44
Exchange rate options	1	2	—	4	—	—	—	7
Interest rate options	49	26	(19)	(8)	—	—	(22)	26
Index and securities options	97	23	(5)	(27)	—	(22)	1	67
Securities and interest rate futures	2	—	(2)	—	—	—	—	—
Others	65	30	(6)	(71)	—	(2)	—	16
Financial liabilities designated at fair value through profit or loss	610	143	—	—	—	(289)	5	469
TOTAL LIABILITIES	905	228	(42)	(138)	—	(310)	(14)	629

	01/01/2020	Changes						31/12/2020
EUR million	Fair value calculated using internal models (level 3)	Purchases /Issuances	Sales/Settlements	Changes in fair value recognized in profit or loss	Changes in fair value recognized in equity	Level reclassifications	Other	Fair value calculated using internal models (level 3)
Financial assets held for trading	598	52	(98)	330	—	(45)	(97)	740
Debt instruments	65	7	(27)	1	—	—	(39)	7
Equity instruments	—	3	—	—	—	—	—	3
Trading derivatives	533	42	(71)	329	—	(45)	(58)	730
Swaps	182	—	(8)	116	—	(8)	(10)	272
Exchange rate options	8	—	—	15	—	—	(1)	22
Interest rate options	177	15	(12)	61	—	—	—	241
Index and securities options	95	25	(43)	85	—	(38)	(30)	94
Other	71	2	(8)	52	—	1	(17)	101
Financial assets at fair value through profit or loss	664	280	(45)	17	—	(91)	(176)	649
Credit entities	50	164	—	(1)	—	(50)	—	163
Loans and advances to customers	32	—	(15)	3	—	—	(1)	19
Debt instruments	582	116	(30)	15	—	(41)	(175)	467
Non-trading financial assets mandatorily at fair value through profit or loss	1,601	120	(292)	(36)	—	(119)	(340)	934
Loans and advances to customers	376	104	(136)	12	—	(30)	(31)	295
Debt instruments	675	—	(144)	(63)	—	2	(336)	134
Equity instruments	550	16	(12)	15	—	(91)	27	505
Financial assets at fair value through other comprehensive income	3,788	8,795	(7,616)	—	(390)	571	1,072	6,220
TOTAL ASSETS	6,651	9,247	(8,051)	311	(390)	316	459	8,543

Financial liabilities held for trading	290	40	(14)	130	—	(96)	(55)	295
Trading derivatives	290	40	(14)	130	—	(96)	(55)	295
Swaps	115	8	—	(7)	—	(26)	(9)	81
Exchange rate options	1	—	—	2	—	—	(2)	1
Interest rate options	34	11	(2)	6	—	—	—	49
Index and securities options	88	21	(8)	95	—	(70)	(29)	97
Securities and interest rate futures	2	—	—	—	—	—	—	2
Others	50	—	(4)	34	—	—	(15)	65
Financial liabilities designated at fair value through profit or loss	784	4	(3)	(12)	—	(32)	(131)	610
TOTAL LIABILITIES	1,074	44	(17)	118	—	(128)	(186)	905

	01/01/2019	Changes						31/12/2019
EUR million	Fair value calculated using internal models (level 3)	Purchases/ Issuances	Sales/Settlements	Changes in fair value recognised in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (level 3)
Financial assets held for trading	738	142	(80)	115	—	(317)	—	598
Debt instruments and equity instruments	153	34	(38)	4	—	(88)	—	65
Trading derivatives	585	108	(42)	111	—	(229)	—	533
Swaps	185	10	(14)	22	—	(20)	(1)	182
Exchange rate options	2	—	—	6	—	—	—	8
Interest rate options	149	—	(5)	33	—	—	—	177
Index and securities options	198	48	(18)	50	—	(182)	(1)	95
Other	51	50	(5)	—	—	(27)	2	71
Hedging derivatives (Assets)	21	—	—	—	—	(21)	—	—
Swaps	21	—	—	—	—	(21)	—	—
Financial assets designated at fair value through profit or loss	876	55	(16)	65	—	(261)	(55)	664
Credit entities	201	—	—	—	—	(151)	—	50
Loans and advances to customers	560	20	(9)	(1)	—	(496)	(42)	32
Debt instruments	115	35	(7)	66	—	386	(13)	582
Non-trading financial assets mandatorily at fair value through profit or loss	1,403	426	(325)	81	—	—	16	1,601
Loans and advances to customers	460	126	(252)	21	—	—	21	376
Debt instruments	481	199	(7)	(10)	—	—	12	675
Equity instruments	462	101	(66)	70	—	—	(17)	550
Financial assets at fair value through other comprehensive income	1,435	4,424	(1,698)	—	(190)	(252)	69	3,788
TOTAL ASSETS	4,473	5,047	(2,119)	261	(190)	(851)	30	6,651
Financial liabilities held for trading	289	136	(12)	45	—	(164)	(4)	290
Trading derivatives	289	136	(12)	45	—	(164)	(4)	290
Swaps	111	6	(5)	(17)	—	20	—	115
Exchange rate options	7	1	—	—	—	(7)	—	1
Interest rate options	26	—	—	8	—	—	—	34
Index and securities options	143	79	(7)	51	—	(177)	(1)	88
Securities and interest rate futures	—	3	—	—	—	—	(1)	2
Other	2	47	—	3	—	—	(2)	50
Hedging derivatives (Liabilities)	6	—	—	—	—	(6)	—	—
Swaps	6	—	—	—	—	(6)	—	—
Financial liabilities designated at fair value through profit or loss	147	298	(5)	31	—	313	—	784
TOTAL LIABILITIES	442	434	(17)	76	—	143	(4)	1,074

Schedule of financial assets and liabilities offset in consolidated balance sheets
Following is the detail of financial assets and liabilities that were offset in the consolidated balance sheets as of 31 December 2021, 2020 and 2019:

	31 December 2021
	EUR million
Assets	Gross amount of financial assets	Gross amount of financial assets offset in the balance sheet	Net amount of financial assets presented in the balance sheet
Derivatives	101,485	(42,432)	59,053
Reverse repurchase agreements	72,023	(13,917)	58,106
Total	173,508	(56,349)	117,159

	31 December 2020
	EUR million
Assets	Gross amount of financial assets	Gross amount of financial assets offset in the balance sheet	Net amount of financial assets presented in the balance sheet
Derivatives	136,437	(60,975)	75,462
Reverse repurchase agreements	82,865	(16,078)	66,787
Total	219,302	(77,053)	142,249

	31 December 2019
	EUR million
Assets	Gross amount of financial assets	Gross amount of financial assets offset in the balance sheet	Net amount of financial assets presented in the balance sheet
Derivatives	126,389	(55,776)	70,613
Reverse repurchase agreements	89,465	(5,168)	84,297
Total	215,854	(60,944)	154,910

	31 December 2021
	EUR million
Liabilities	Gross amount of financial liabilities	Gross amount of financial liabilities offset in the balance sheet	Net amount of financial liabilities presented in the balance sheet
Derivatives	101,461	(42,432)	59,029
Reverse repurchase agreements	73,424	(13,916)	59,508
Total	174,885	(56,348)	118,537

	31 December 2020
	EUR million
Liabilities	Gross amount of financial liabilities	Gross amount of financial liabilities offset in the balance sheet	Net amount of financial liabilities presented in the balance sheet
Derivatives	132,313	(60,975)	71,338
Reverse repurchase agreements	77,925	(16,078)	61,847
Total	210,238	(77,053)	133,185

	31 December 2019
	EUR million
Liabilities	Gross amount of financial liabilities	Gross amount of financial liabilities offset in the balance sheet	Net amount of financial liabilities presented in the balance sheet
Derivatives	124,840	(55,776)	69,064
Reverse repurchase agreements	81,087	(5,168)	75,919
Total	205,927	(60,944)	144,983

Criteria used to determine if a financial instrument has increased credit risk
In order to determine whether a financial instrument has increased its credit risk since initial recognition and is to be classified in stage 2, the Group considers the following criteria:

Quantitative criteria	Changes in the risk of a default occurring through the expected life of the financial instrument are analysed and quantified with respect to its credit level in its initial recognition.

With the purpose of determining if such changes are considered as significant, with the consequent classification into stage 2, each Group unit has defined the quantitative thresholds to consider in each of its portfolios taking into account corporate guidelines ensuring a consistent interpretation in all units.

Within the quantitative thresholds, two types are considered: A relative threshold is those that compare current credit quality with credit quality at the time of origination in percentage terms of change. In addition, an absolute threshold compares both references in total terms, calculating the difference between the two. These absolute/relative concepts are used homogeneously (with different values) in all geographies. The use of one type of threshold or another (or both) is determined in accordance with the process described in note 53, below, and is marked by the type of portfolio and characteristics such as the starting point of the average credit quality of the portfolio.
Qualitative criteria
In addition to the quantitative criteria indicated, various indicators are used that are aligned with those used by the Group in the normal management of credit risk. Irregular positions of more than 30 days and renewals are common criteria in all Group units. In addition, each unit can define other qualitative indicators, for each of its portfolios, according to the particularities and normal management practices in line with the policies currently in force (i.e. use of management alerts, etc.).
The use of these qualitative criteria is complemented with the use of an expert judgement, under the corresponding governance.

Schedule of tangible asset depreciation rates
The period tangible asset depreciation charge is recognised in the consolidated income statement and is calculated using the following depreciation rates (based on the average years of estimated useful life of the various assets):

Average annual rate
Buildings for own use	2.7%
Furniture	8.5%
Fixtures	8.5%
Office and IT equipment	23.8%
Lease use rights	Less than the lease term or the useful life of the underlying asset